Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2005 Fund	Fidelity Freedom Blend 2005 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	3.53%	6.44%	[1]	(1.54%)	4.61%	[1]	3.80%	6.53%	[1]

[1]	(a)From August 31, 2018